Net Loss Per Ordinary Share - Schedule of Basic and Diluted Net Loss Per Ordinary Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Numerator:
Net loss	$ (5,498)	$ (7,321)	$ (21,840)	$ (22,813)
Denominator:
Weighted average common shares and vested RSUs – basic	108,844,756	101,387,826	107,042,978	103,398,521
Weighted average common shares and vested RSUs – diluted	108,844,756	101,387,826	107,042,978	103,398,521
Basic net loss per common share	$ (0.05)	$ (0.07)	$ (0.2)	$ (0.22)
Diluted net loss per common share	$ (0.05)	$ (0.07)	$ (0.2)	$ (0.22)